HARTFORD LIFE INSURANCE COMPANY DC VARIABLE ACCOUNT I

33-19947            HV-1009 - Group Variable Annuity Contracts

HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT TWO

33-19949            HV-1009 - Group Variable Annuity Contracts

33-59541            HV-2025 - Group Variable Annuity Contracts

Supplement dated January 25, 2013 to your Prospectus

INVESTMENT ADVISER CHANGE

Effective January 1, 2013, Hartford Funds Management Company, LLC (“HFMC”) replaced HL Investment Advisors, LLC (“HL Advisors”) as the investment adviser for the following Funds:

Hartford Balanced HLS Fund – Class IA

Hartford Capital Appreciation HLS Fund – Class IA

Hartford Dividend and Growth HLS Fund – Class IA

Hartford Index HLS Fund – Class IA

Hartford International Opportunities HLS Fund – Class IA

Hartford Money Market HLS Fund – Class IA

Hartford Stock HLS Fund – Class IA

Hartford Total Return Bond HLS Fund – Class IA

Hartford U.S. Government Securities HLS Fund – Class IA

The Prospectus is amended to reflect the above changes.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.